Revenues from Contracts with Customers - Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Contract liabilities	€ 195.1	€ 371.5
Unsatisfied Or Partially Unsatisfied
Disclosure of performance obligations [line items]
Contract liabilities	195.1	371.5
Unsatisfied Or Partially Unsatisfied | Within one year
Disclosure of performance obligations [line items]
Contract liabilities	186.1	299.6
Unsatisfied Or Partially Unsatisfied | More than one year
Disclosure of performance obligations [line items]
Contract liabilities	€ 9.0	€ 71.9